TRADE AND OTHER RECEIVABLES - Aging of Debtor Portfolio (Details) - Assets before provisions. - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	$ 151,000,475	$ 157,985,294
Up to date non-securitized portfolio until 30 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	144,172,500	151,275,377
31 and 60 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	1,815,954	908,980
61 and 90 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	250,560	1,050,476
91 and 120 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	148,622	331,740
121 and 150 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	310,986	709,400
151 and 180 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	141,434	62,834
181 and 210 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	674,676	82,863
211 and 250 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	176,333	538,081
More than 250 days
TRADE AND OTHER RECEIVABLES
Total Trade Receivables	$ 3,309,410	$ 3,025,543